Fair values of financial assets and liabilities - Schedule of Valuation Hierarchy for Financial Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	£ 6,158	£ 6,153
Customer deposits	482,745	471,396
Repurchase agreements at amortised cost	37,760	37,703
Debt securities in issue at amortised cost	70,834	75,592
Subordinated liabilities	10,089	10,253	£ 10,730
Level 1 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	0	0
Customer deposits	0	0
Repurchase agreements at amortised cost	0	0
Debt securities in issue at amortised cost	0	0
Subordinated liabilities	0	0
Level 2 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	6,158	6,153
Customer deposits	483,568	471,857
Repurchase agreements at amortised cost	37,760	37,703
Debt securities in issue at amortised cost	70,894	75,021
Subordinated liabilities	10,419	10,345
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	0	0
Customer deposits	0	0
Repurchase agreements at amortised cost	0	0
Debt securities in issue at amortised cost	0	0
Subordinated liabilities	0	0
Carrying value £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	6,158	6,153
Customer deposits	482,745	471,396
Repurchase agreements at amortised cost	37,760	37,703
Debt securities in issue at amortised cost	70,834	75,592
Subordinated liabilities	10,089	10,253
Fair value £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	6,158	6,153
Customer deposits	483,568	471,857
Repurchase agreements at amortised cost	37,760	37,703
Debt securities in issue at amortised cost	70,894	75,021
Subordinated liabilities	£ 10,419	£ 10,345